REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 2 – REVENUE
Contract Balances
Deferred revenue primarily relates to revenue that is recognized over time for IoT Connectivity monthly recurring charges, the changes in the balance of which are related to the satisfaction or partial satisfaction of these contracts. The balance also contains a deferral for goods that are in transit at the period end for which control transfers to the customer upon delivery. The deferred revenue balance as of December 31, 2022, was recognized as revenue during the three months ended March 31, 2023.
Disaggregated Revenue Information
The Company has presented the disaggregated disclosures below which are useful to understand the composition of the Company’s revenue during the respective reporting periods shown below:

	Three Months Ended
(In thousands, USD)	March 31,
	2023	2022
IoT Connectivity*	$43,244	$43,053
Hardware Sales	16,444	19,012
Hardware Sales—bill-and-hold	2,197	2,422
Deployment services, professional services, referral services and other	4,090	4,491
Total	$65,975	$68,978
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*Includes connectivity-related revenues from IoT Connectivity services and IoT Solutions services
Significant Customer
The Company has one customer representing 13.3% and 17.8% of the Company’s total revenue for the three months ended March 31, 2023, and March 31, 2022, respectively.	REVENUE RECOGNITION
Contract Balances
Deferred revenue as of December 31, 2022, and 2021, was $7.8 million, and $6.9 million, respectively, and primarily relates to revenue that is recognized over time for connectivity monthly recurring charges, the changes in balance of which are related to the satisfaction or partial satisfaction of these contracts. The balance also contains a deferral for goods that are in-transit at the period end for which control transfers to the customer upon delivery. All of the December 31, 2021, balance was recognized as revenue during the year ended December 31, 2022.
Disaggregated Revenue Information
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective reporting periods:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
IoT Connectivity*	$173,162	$164,610
Hardware Sales	69,091	54,898
Hardware Sales - bill-and-hold	10,736	5,357
Deployment services, professional services, referral services, and other	15,458	23,570
Total	$268,447	$248,435
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*Includes connectivity-related revenues from IoT Connectivity and IoT Solutions
Significant Customer
The Company has one customer, a large multinational medical device and health care company representing 11% and 21% of the Company’s total revenue for the years ending December 31, 2022, and 2021, respectively.
This same customer represented 16% and 30% of the Company’s total accounts receivable as of December 31, 2022, and 2021, respectively. The Company believes it is not exposed to significant risk due to the financial strength of this customer and their historical trend of on-time payment.